Related party transactions - Other transactions (Details) - USD ($)						1 Months Ended	12 Months Ended
	Feb. 03, 2021	Dec. 29, 2020	Apr. 01, 2020	Jan. 29, 2020	Feb. 06, 2018	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2018
Related party transactions
Shares issued, net of financing costs							$ 655,600,000	$ 18,900,000
TELUS Corporation
Related party transactions
Shares issued, net of financing costs				$ 126,100,000
Undrawn borrowing facilities							132,000,000
Managed IT Services
Related party transactions
Fair value of shares issued							48,800,000
Class A common shares
Related party transactions
Shares issued							348,800,000	$ 25,700,000
Class A common shares | TELUS Corporation
Related party transactions
Shares issued (in shares)		7,552,089	5,434,780	14,672,610	4,180,995	5,434,780
Shares issued					$ 25,700,000
Shares issued, net of financing costs		$ 149,600,000	$ 75,000,000			$ 75,000,000
Class C common shares
Related party transactions
Shares issued							$ 50,700,000
Class C common shares | TELUS Corporation
Related party transactions
Shares issued (in shares)				225,000
Class C common shares | Managed IT Services
Related party transactions
Shares issued for acquisition			3,535,470
Fair value of shares issued			$ 48,800,000
Class C common shares | Managed IT Services | TELUS Corporation
Related party transactions
Shares issued for acquisition			3,535,470
Fair value of shares issued			$ 48,800,000
Multiple voting shares | TELUS Corporation
Related party transactions
Number of shares converted to subordinate voting shares	6,484,296